Average Annual Total Returns - FidelityAdvisorGlobalRealEstateFund-AMCIZPRO - FidelityAdvisorGlobalRealEstateFund-AMCIZPRO - Fidelity Advisor Global Real Estate Fund	Sep. 28, 2024
Fidelity Advisor Global Real Estate Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	5.81%
Past 5 years	3.71%
Since Inception	2.25%	[1]
Fidelity Advisor Global Real Estate Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.07%
Past 5 years	2.96%
Since Inception	1.42%	[1]
Fidelity Advisor Global Real Estate Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.68%
Past 5 years	2.66%
Since Inception	1.44%	[1]
Fidelity Advisor Global Real Estate Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	8.01%
Past 5 years	3.92%
Since Inception	2.32%	[2]
Fidelity Advisor Global Real Estate Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	10.38%
Past 5 years	4.15%
Since Inception	2.30%	[3]
Fidelity Advisor Global Real Estate Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	12.52%
Past 5 years	5.20%
Since Inception	3.33%	[4]
Fidelity Advisor Global Real Estate Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	12.65%
Past 5 years	5.35%
Since Inception	4.05%	[5]
RT006
Average Annual Return:
Past 1 year	10.85%
Past 5 years	3.79%
Since Inception	2.34%
MS159
Average Annual Return:
Past 1 year	22.65%
Past 5 years	12.12%
Since Inception	10.03%

[1]	A From August 11, 2016 .
[2]	B From August 11, 2016 .
[3]	C From August 11, 2016 .
[4]	D From August 11, 2016 .
[5]	E From October 2, 2018 .